Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.7%)
Cable One, Inc.	8,349	15,265
CarGurus, Inc. *	325,934	7,767
Zynex, Inc. *	1,383,844	14,129

Total		37,161

Consumer Discretionary (10.7%)
CarMax, Inc. *	99,420	13,189
Carter’s, Inc. *	116,931	10,399
Choice Hotels International, Inc.	163,039	17,493
Etsy, Inc. *	128,162	25,846
Hyatt Hotels Corp. - Class A *	85,051	7,034
NVR, Inc. *	4,864	22,914
PVH Corp. *	191,715	20,264
Under Armour, Inc. - Class C *	605,065	11,170
YETI Holdings, Inc. *	267,656	19,327

Total		147,636

Consumer Staples (2.3%)
Lamb Weston Holdings, Inc.	208,237	16,134
Performance Food Group Co. *	257,508	14,835

Total		30,969

Energy (0.1%)
Cabot Oil & Gas Corp.	102,886	1,932

Total		1,932

Financials (11.6%)
Alleghany Corp. *	10,172	6,371
Credit Acceptance Corp. *	45,175	16,274
Cullen / Frost Bankers, Inc.	106,408	11,573
Erie Indemnity Co.	23,036	5,089
First Citizens BancShares, Inc. - Class A	20,068	16,772
First Republic Bank	85,170	14,202
FNF Group	224,192	9,116
Globe Life, Inc.	71,427	6,902
Hamilton Lane, Inc.	73,568	6,515
M&T Bank Corp.	95,965	14,549
Markel Corp. *	14,843	16,915
Prosperity Bancshares, Inc.	149,420	11,190
South State Corp.	83,213	6,533
W.R. Berkley Corp.	101,685	7,662
White Mountains Insurance Group, Ltd.	8,966	9,996

Total		159,659

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Health Care (19.8%)
Allakos, Inc. *	96,623	11,090
Amedisys, Inc. *	50,491	13,369
Apellis Pharmaceuticals, Inc. *	235,529	10,107
Arena Pharmaceuticals, Inc. *	149,592	10,380
ChemoCentryx, Inc. *	241,794	12,390
Encompass Health Corp.	165,451	13,550
Hill-Rom Holdings, Inc.	208,976	23,088
Icon Public Limited Co. *	5,416	1,064
Integra LifeSciences Holdings Corp. *	310,189	21,431
Iovance Biotherapeutics, Inc. *	386,973	12,252
Jazz Pharmaceuticals PLC *	84,597	13,905
Kodiak Sciences, Inc. *	63,483	7,198
LHC Group, Inc. *	70,510	13,482
Molina Healthcare, Inc. *	54,740	12,796
NuVasive, Inc. *	206,537	13,541
PRA Health Sciences, Inc. *	126,658	19,420
PTC Therapeutics, Inc. *	308,328	14,599
Reata Pharmaceuticals, Inc. *	116,435	11,609
Sage Therapeutics, Inc. *	183,439	13,730
Syneos Health, Inc. *	89,263	6,771
Teleflex, Inc.	40,335	16,758

Total		272,530

Industrials (14.7%)
AMERCO	26,216	16,060
Axon Enterprise, Inc. *	13,578	1,934
Dun & Bradstreet Holdings, Inc. *	44,719	1,065
GFL Environmental, Inc.	481,475	16,827
Graco, Inc.	93,380	6,688
IAA Spinco, Inc. *	241,167	13,298
IDEX Corp.	101,948	21,340
Ingersoll-Rand, Inc. *	622,251	30,621
KAR Auction Services, Inc. *	730,399	10,956
Knight-Swift Transportation Holdings, Inc.	447,706	21,530
Lennox International, Inc.	63,110	19,664

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Lincoln Electric Holdings, Inc.	119,783	14,726
The Middleby Corp. *	29,958	4,965
Science Applications International Corp.	147,027	12,290
Watsco, Inc.	37,494	9,777

Total		201,741

Information Technology (27.1%)
Aspen Technology, Inc. *	75,034	10,830
Black Knight, Inc. *	70,768	5,236
CDW Corp.	113,450	18,804
Coherent, Inc. *	86,693	21,924
CommScope Holding Co., Inc. *	1,417,865	21,778
F5 Networks, Inc. *	145,031	30,256
First Solar, Inc. *	246,462	21,516
Flex, Ltd. *	1,185,932	21,714
Genpact, Ltd.	663,044	28,392
Guidewire Software, Inc. *	124,136	12,616
II-VI, Inc. *	412,612	28,210
LiveRamp Holdings, Inc. *	143,760	7,458
Lumentum Holdings, Inc. *	224,487	20,507
MKS Instruments, Inc.	146,984	27,254
National Instruments Corp.	237,669	10,264
Q2 Holdings, Inc. *	120,908	12,115
Shift4 Payments, Inc. *	142,028	11,648
Silicon Laboratories, Inc. *	113,040	15,947
Teradata Corp. *	407,327	15,698
WEX, Inc. *	145,192	30,377

Total		372,544

Materials (1.9%)
Element Solutions, Inc.	651,053	11,908
Packaging Corp. of America	44,544	5,990
Silgan Holdings, Inc.	204,910	8,613

Total		26,511

Real Estate (5.9%)
Douglas Emmett, Inc.	194,101	6,095
Equity Commonwealth	221,147	6,148
Life Storage, Inc.	221,703	19,055
PS Business Parks, Inc.	31,920	4,934
Redfin Corp. *	189,951	12,649
Rexford Industrial Realty, Inc.	281,794	14,203
Store Capital Corp.	551,169	18,464

Total		81,548

Mid Cap Growth Stock Portfolio

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Utilities (3.1%)
Black Hills Corp.	134,249	8,964
NiSource, Inc.	216,070	5,209
Pinnacle West Capital Corp.	109,144	8,879
UGI Corp.	493,607	20,243

Total		43,295

Total Common Stocks (Cost: $1,059,426)		1,375,526

Short-Term Investments (0.2%)
Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	2,439,331	2,439

Total		2,439

Total Short-Term Investments (Cost: $2,439)		2,439

Total Investments (100.1%) (Cost: $1,061,865)@		1,377,965

Other Assets, Less Liabilities (-0.1%)		(849)

Net Assets (100.0%)		1,377,116

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,061,865 and the net unrealized appreciation of investments based on that cost was $316,100 which is comprised of $341,438 aggregate gross unrealized appreciation and $25,338 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,375,526	$—	$—
Short-Term Investments	2,439	—	—

Total Assets:	$1,377,965	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand